Expense Example	Calvert VP SRI Balanced Portfolio Class I 1 Year	Calvert VP SRI Balanced Portfolio Class I 3 Years	Calvert VP SRI Balanced Portfolio Class I 5 Years	Calvert VP SRI Balanced Portfolio Class I 10 Years	Calvert VP SRI Balanced Portfolio Class F 1 Year	Calvert VP SRI Balanced Portfolio Class F 3 Years	Calvert VP SRI Balanced Portfolio Class F 5 Years	Calvert VP SRI Balanced Portfolio Class F 10 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 1 Year	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 3 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 5 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 10 Years
USD ($)	65	205	357	798	91	284	493	1,096	101	339	596	1,330